Accounting for transmission line projects entered into by the Group (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about service concession arrangements [abstract]
Schedule of Movement of Contract Assets
(c)
The movement of contract assets during the year ended March 31, 2025 and 2024 are summarised below:

	As at March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Balance at the beginning of the year	7,711	1,716	20
Recognition of contract assets pursuant to recognition of construction revenue*	4,153	933	11
Unwinding of contract assets (calculated at the rate of 4.89% p.a.)	530	183	2
Derecognition of contract asset for BOOM projects (refer (a) above)**	(10,678)	—	—
Balance at the end of the year	1,716	2,832	33

Non-current	1,500	2,724	32
Current	216	108	1

* includes profit of INR 36 (March 31, 2024: INR 161; March 31, 2023: INR 3).

** includes INR Nil (March 31, 2024: INR 95) which was transferred to trade receivable